Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Outstanding Balances Between the Group and the Related Party Tansactions and Balances	The balances between the Group and related parties as of December 31, 2020 and 2019 are as follows:

	2020	2019
Related parties:
InterCement Brasil S.A.
Accounts Payable	(88,108)	(77,661)
InterCement Trading e Inversiones S.A.
Other receivables	212,605	121,729
Accounts Payable	(19,255)	(17,000)
InterCement Portugal S.A.
Accounts Payable	—	(462,573)
Caue Austria Holding GmbH
Other receivables	—	18,368
Intercement Participações S.A.
Other receivables	46,034	8
Accounts Payable	(179,178)	—

Summary of Balances of Related Party Transactions	The total of related party balances per item as of December 31, 2020 and 2019 is as follows:

	2020	2019
Other receivables	258,639	140,105
Accounts Payable	(286,541)	(557,234)

Disclosure of Transactions Between the Group and Parent Companies, Associates and Related Parties
The transactions between the Group and related parties during the fiscal years ended December 31, 2020, 2019 and 2018, respectively, are detailed as follows:

	2020	2019	2018
InterCement Brasil S.A. – purchases of goods and services	(131)	(15,162)	(162,993)
InterCement Trading e Inversiones S.A. – services provided	47,147	110,628	100,334
InterCement Portugal S.A. – services received	(228,921)	(439,972)	(480,832)
Intercement Participações S.A. – services received	(213,919)	—	—
Intercement Participações S.A. – services provided	47,134	—	—
Sacopor S.A. – purchases of goods and services	—	—	551
InterCement Trading e Inversiones S.A. – purchases of goods and services	—	—	(123,437)